Financial instruments by category (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Total Liabilities	$ 19,289	$ 3,067
Level 2 of fair value hierarchy [member]
Liabilities
Total Liabilities	19,289
Recurring fair value measurement [member]
Liabilities
Total Liabilities		3,067
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Liabilities
Total Liabilities		3,067
Recurring fair value measurement [member] | Commodity price risk [member]
Liabilities
Commodity risk management contracts	19,289	3,067
Recurring fair value measurement [member] | Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Liabilities
Commodity risk management contracts	$ 19,289	$ 3,067